Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Long-term Debt and Capital Lease Obligations
NOTE 13	Long-term Debt and Capital Lease Obligations

In December 2010, the Company obtained a $39.8 million note payable from a third-party vendor related to financing the purchase of distributed systems software.

On December 21, 2007, the Company entered into a Credit Agreement with Bank of America N.A., as Administrative Agent, The Royal Bank of Scotland plc, as Syndication Agent, and the other lenders. The Credit Agreement provides for a $168 million unsecured five year term loan to the Company and a $252 million five year unsecured revolving credit facility. The principal balance of loans outstanding under the credit facility bears interest at a rate of the London Interbank Offered Rate (LIBOR) plus an applicable margin of 0.60%. The applicable margin could vary within a range from 0.27% to 0.725% depending on changes in the Company’s corporate credit rating which is currently a “BBB” investment grade rating from Standard and Poors. Interest is paid on the last date of each interest period; however, if the period exceeds three months, interest is paid every three months after the beginning of such interest period. In addition, the Company is to pay each lender a fee in respect of the amount of such lender’s commitment under the revolving credit facility (regardless of usage), ranging from 0.08% to 0.15% (currently 0.10%) depending on the Company’s corporate credit rating.

The Company is not required to make any scheduled principal payments other than payment of the entire outstanding balance on December 21, 2012. The Company may prepay the revolving credit facility and the term loan in whole or in part at any time without premium or penalty, subject to reimbursement of the lenders’ customary breakage and redeployment costs in the case of prepayment of LIBOR borrowings. The Credit Agreement includes covenants requiring the Company to maintain certain minimum financial ratios. The Company did not use the revolving credit facility in 2011, 2010 or 2009.

The proceeds will be used for working capital and other corporate purposes, including financing the repurchase by TSYS of its capital stock.

On October 30, 2008, the Company’s International Services segment obtained a credit agreement from a third-party to borrow up to approximately ¥2.0 billion, or $21 million, in a Yen-denominated three-year loan to finance activities in Japan. The rate is LIBOR plus 80 basis points. The Company initially made a draw of ¥1.5 billion, or approximately $15.1 million. In January 2009, the Company made an additional draw down of ¥250 million, or approximately $2.8 million. In April 2009, the Company made an additional draw down of ¥250 million, or approximately $2.5 million. On December 30, 2011, the Company modified its loan to extend the maturity date to November 5, 2014.

In connection with the formation of TSYS Managed Services, TSYS and Merchants, a customer-contact company and a wholly owned subsidiary of Dimension Data, agreed to provide long-term financing to TSYS Managed Services. In November 2011, the Company repaid the TSYS Managed Services loan of £504,000, or approximately $788,000.

In addition, TSYS maintains an unsecured credit agreement with CB&T. The credit agreement has a maximum available principal balance of $5.0 million, with interest at prime. TSYS did not use the credit facility during 2011, 2010 or 2009.

Long-term debt at December 31 consists of:

(in thousands)	2011	2010
LIBOR + 0.60%, unsecured term loan, due December 21, 2012, with principal to be paid at maturity	$168,000	168,000
1.50% note payable, due December 31, 2013, with monthly interest and principal payments	26,703	39,758
LIBOR + 0.80%, unsecured term loan, due November 5, 2014, with principal paid at maturity	25,652	23,937
3.95% note payable, due March 1, 2011, with monthly interest and principal payments	—	1,790
LIBOR + 2.00%, unsecured term loan, due November 16, 2011, with quarterly interest payments and principal to be paid at maturity	—	775

Total debt	220,355	234,260
Less current portion	181,251	39,557

Noncurrent portion of long-term debt	$39,104	194,703

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2011 are summarized as follows:

(in thousands)
2012	$181,251
2013	13,452
2014	25,652
2015	—
2016	—

Capital lease obligations at December 31 consist of:

(in thousands)	2011	2010
Capital lease obligations	$38,852	43,764
Less current portion	14,363	13,191

Noncurrent portion of capital leases	$24,489	30,573

The future minimum lease payments under capital leases at December 31, 2011 are summarized as follows:

(in thousands)
2012	$13,861
2013	12,393
2014	11,910
2015	1,607
2016	302

Total minimum lease payments	40,073
Less amount representing interest	1,221

$38,852